Share-Based Compensation and Other Related Information	12 Months Ended
Dec. 31, 2017
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Share-Based Compensation and Other Related Information
28.	SHARE-BASED COMPENSATION AND OTHER RELATED INFORMATION

(a)	Stock options and restricted share units (“RSUs”)

For the year ended December 31, 2017, total share-based compensation relating to stock options and RSUs was $30 million (2016 – $52 million). Of the total, $30 million (2016 – $48 million) was included in corporate administration and $nil (2016 – $4 million) was included in restructuring costs (note 11) in the Consolidated Statements of Earnings.

Stock	options

The following table summarizes the changes in stock options for the years ended December 31:

	Number of Options (000’s)	Weighted Average Exercise Price (C$/option)
At January 1, 2017	10,675	$28.03
Issued in connection with the acquisition of Exeter (note 7)	192	4.32
Exercised (2)	(27)	20.27
Forfeited/expired	(3,545)	30.92

At December 31, 2017 – outstanding	7,295	$26.02

At December 31, 2017 – exercisable	5,252	$27.39

At January 1, 2016	14,775	$34.53
Granted (1)	3,087	20.27
Exercised (2)	(232)	12.64
Forfeited/expired	(6,955)	38.92

At December 31, 2016 – outstanding	10,675	$28.03

At December 31, 2016 – exercisable	6,061	$31.24

(1)	Effective January 1, 2017, the Company has stopped granting options under the stock option plan. Stock options granted during the year ended December 31, 2016 vest over 3 years, are exercisable at C$20.27 per option, expire in 2023 and had a total fair value of $15 million at the date of grant.
(2)	The weighted average share price at the date stock options were exercised was C$21.78 (2016 – C$20.74).

The weighted average fair value of stock options granted during the year ended December 31, 2016 of $4.89 per option was calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions and inputs:

2016
Expected life	3.3 years
Expected volatility	45.3%
Expected dividend yield	0.8%
Risk-free interest rate	0.5%
Weighted average share price	15.24

The expected volatility assumption is based on the historical and implied volatility of Goldcorp’s Canadian dollar common share price on the Toronto Stock Exchange. The risk-free interest rate assumption is based on yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life. The Company estimated a forfeiture rate of 12.6% for the options granted during the year ended December 31, 2016.

The following table summarizes information about the Company’s stock options outstanding at December 31, 2017:

	Options Outstanding			Options Exercisable
Exercise Prices (C$/option)	Options Outstanding (000’s)	Weighted Average Exercise Price (C$/option)	Weighted Average Remaining Contractual Life (years)	Options Outstanding and Exercisable (000’s)	Weighted Average Exercise Price (C$/option)	Weighted Average Remaining Contractual Life (years)
$4.17 – $4.50	192	$4.32	2.7	192	$4.32	2.7
$20.27	2,106	20.27	4.9	732	20.27	4.7
$26.66 – 29.63	2,793	27.49	3.0	2,124	27.60	2.7
$29.63 – $33.48	2,204	31.55	0.7	2,204	31.55	0.7

	7,295	$26.02	2.8	5,252	$27.39	2.1

RSUs

Under the RSU Plan, RSUs are granted to employees and directors as a discretionary payment in consideration of past services to the Company. Each RSU entitles the holder to one common share at the end of the vesting period.

The Company granted 1.6 million RSUs during the year ended December 31, 2017, the majority of which vests over 3 years (2016 – 2.5 million RSU’s issued, 0.2 million of which vested immediately with the remaining vesting over 3 years). The grant date fair value was $16.94 per RSU (2016 – $15.59) with a total fair value of $27 million (2016 – $39 million) based on the market value of the underlying shares at the date of issuance. The Company estimated a forfeiture rate of 17.3% for the RSUs granted during the year ended December 31, 2017 (2016 – 16.7%).

During the year ended December 31, 2017, 1.6 million (2016 – 1.9 million) of common shares were issued from the vesting of RSUs. At December 31, 2017, there were 2.9 million RSUs outstanding (December 31, 2016 – 3.4 million).

(b)	PSUs

Under the amended 2017 PSU plan, PSUs are granted to senior management, where each PSU has a value equal to one Goldcorp common share. The payout for each performance share unit is determined by a shareholder return metric, measured against a select peer group of companies during a three-year performance period, and other internal financial performance measures. There is no payout if performance does not meet a certain threshold. Under the 2016 PSU Plan, the payout was based on a performance multiplier on both total shareholder return relative to our gold mining peers and an absolute total shareholder return.

The initial fair value of the liability is calculated as of the grant date and is recognized within share-based compensation expense using the straight-line method over the vesting period. Subsequently, at each reporting date and on settlement, the liability is remeasured with changes in fair value recognized as share-based compensation expense or recovery over the vesting period.

During the year ended December 31, 2017, the Company issued 0.7 million PSUs (2016 – 0.5 million) with a total fair value of $13 million (2016 – $6 million) at the date of issuance.

At December 31, 2017, the carrying amount of PSUs outstanding and included in other current liabilities and other non-current liabilities in the Consolidated Balance Sheets was $1 million and $2 million, respectively (December 31, 2016 –$nil and $1 million, respectively). At December 31, 2017, the total intrinsic value of PSUs outstanding and vested was $nil (December 31, 2016 – $nil). During the year ended December 31, 2017, the total intrinsic value of PSUs vested and exercised was nominal (2016 – $3 million). The Company estimated a forfeiture rate of 8.1% for the PSUs granted during the year ended December 31, 2017 (2016 – 8.1%).

Total share-based compensation expense included in corporate administration in the Consolidated Statements of Earnings relating to PSUs for the year ended December 31, 2017 was $3 million (2016 – nominal). At December 31, 2017, there were 1.0 million PSUs outstanding (December 31, 2016 – 0.8 million).

(c)	PRUs

Under the PRU Plan, participants are granted a number of PRUs which entitle them to a cash payment equivalent to the fair market value of one common share for each PRU held by the participant on the vesting date.

The Company issued 0.4 million PRUs during the year ended December 31, 2017 (2016 – 0.7 million), which vest over 3 years (2016 – 3 years) and had a fair value of $7 million (2016 – $11 million) based on the market value of the underlying shares at the date of issuance (weighted average fair value per unit – $16.99 (2016 – $15.56).

Total share-based compensation relating to PRUs for the year ended December 31, 2017 was $3 million (2016 – $8 million), which is included in corporate administration in the Consolidated Statements of Earnings.

At December 31, 2017, the total carrying amount of the 0.6 million PRUs outstanding (2016 – 0.8 million) and included in other current liabilities and other non-current liabilities in the Consolidated Balance Sheets was $3 million and $2 million, respectively (December 31, 2016 – $5 million and $2 million, respectively).

(d)	Employee share purchase plan (“ESPP”)

During the year ended December 31, 2017, the Company recorded compensation expense of $5 million (2016 – $4 million), which was included in corporate administration in the Consolidated Statements of Earnings, representing the Company’s contributions to the ESPP measured using the market price of the underlying shares at the dates of contribution.

(e)	Issued share capital

The Company has an unlimited number of authorized shares and does not reserve shares for issuances in connection with the exercise of stock options, the vesting of RSU and share purchases from the ESPP.